Fair Value Measurements (Details) - Schedule of Rollforward of the Company’s SAFE Agreement Liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Rollforward of the Company’s SAFE Agreement Liabilities [Abstract]
Balance, beginning	$ 13,973
Additions	4,250
Change in fair value	91
Balance, ending	$ 18,314